UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: Mar 31, 2013"

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		"Roumell Asset Management, LLC"
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	"Chevy Chase, MD 20815"
     13F File Number:   028-11966







Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
"Signature,"	"Place,                  "	and Date of Signing:
James Roumell	"Chevy Chase, Maryland        "	14-May-13

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      21
Form 13F Information Table Value Total:      				"$164,686 "

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/	   SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	   PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AEROPOSTALE INC	COM	007865108	6436.064	473240	SH		SOLE			473240
AMERICAN SAFETY INSURANCE HLDGS	COM	G02995101	10223.341	409589	SH		SOLE			409589
APPLE INC	COM	037833100	10229.872	23110	SH		SOLE			23110
CHECKPOINT SYSTEMS INC	COM	162825103	6524.789	499601	SH		SOLE			499601
COMPUWARE CORP	COM	205638109	6971.668	558180	SH		SOLE			558180
DIGITAL GENERATION INC	COM	25400B108	6698.159	1043327	SH		SOLE			1043327
DOVER MOTORSPORTS INC	COM	260174107	3382.266	1691133	SH		SOLE			1691133
DSP GROUP INC	COM	23332B106	9877.518	1223980	SH		SOLE			1223980
FIRST ACCEPTANCE CORP	COM	318457108	541.729	401281	SH		SOLE			401281
MARKET VECTORS GOLD MINERS	ETF	57060U100	2812.254	74300	SH		SOLE			74300
QAD INC	CL A	74727D306	5797.254	451499	SH		SOLE			451499
QAD INC	CL B	74727D207	2058.333	176681	SH		SOLE			176681
SANDSTORM METALS & ENERGY LTD	COM	80013L100	9532.71	23065913	SH		SOLE			23065913
SEACHANGE INTL INC	COM	811699107	11178.335	940146	SH		SOLE			940146
SIERRA WIRELESS INC	COM	826516106	6220.262	585072	SH		SOLE			585072
TECUMSEH PRODUCTS CO	CL A	878895200	21461.794	2461215	SH		SOLE			2461215
TECUMSEH PRODUCTS CO	CL B	878895101	4698.341	562878	SH		SOLE			562878
TETRA TECHNOLOGIES INC	COM	88162F106	15883.916	1548140	SH		SOLE			1548140
TRANSACT TECHNOLOGIES INC	COM	892918103	6077.18	765388	SH		SOLE			765388
TRANSCEPT PHARMACEUTICALS INC	COM	89354M106	7488.216	1563302	SH		SOLE			1563302
ULTRA PETROLEUM CORP	COM	903914109	10592.097	526970	SH		SOLE			526970